Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (5,570,446)	$ (30,113,504)	$ (7,446,001)
Adjustments to reconcile net loss to cash used in operating activities
Provision/(reversal) for allowance for credit losses	425,124	2,763,188	(301,002)
Provision for inventory	277,780	483,992	184,713
Depreciation and amortization expense	55,239	1,713,096	1,385,840
Impairment of Property, plant and equipment	526,793	10,350,589
Amortization of operating and finance right-of-use assets	1,606,330	1,582,452	1,607,292
(Gain) loss on disposals of property, plant and equipment	(366,708)	52,220
(Reversal) provision for warranty liability	(30,725)	(674,122)	42,176
Unrealized gain on short-term investment	(136,638)	(28,594)
Share-based compensation to consultant		9,000,000
Changes in operating assets and liabilities:
Notes receivable		15,287	596,254
Accounts receivable	(1,001,456)	(288,633)	531,003
Inventories	1,172,623	906,824	1,261,751
Amounts due from related parties		(69,237)
Prepaid expenses and other current assets	(1,733,446)	(355,151)	234,542
Deferred closing costs			(231,931)
Long term accounts receivable		434,135	604,712
Accounts and notes payable	870,084	(73,656)	(1,896,383)
Amounts due to related parties	37,392	(42,016)	115,330
Contract liabilities	1,793,117	91,894	(1,582,264)
Accrued expenses and other current liabilities	(350,551)	1,600,448	626,965
Product warranty liability	(320,295)	(172,852)	(1,327,270)
Lease liability	81,243
Other non-current assets			(98,855)
Net cash used in operating activities	(2,664,540)	(2,823,640)	(5,693,128)
Cash flows from investing activities
Purchase of property, plant and equipment	(160,911)	(976)	(548,931)
Placement of short-term investments		(7,000,000)
Issuance of promissory note receivable		(775,000)
Net cash used in investing activities	(160,911)	(7,775,976)	(548,931)
Cash flows from financing activities
Repayments of bank borrowings			(706,108)
Capital injection from share capital shareholders		1,054	4,236,649
Proceeds from borrowings from related parties	1,497,472	13,897	564,887
Proceeds from borrowings from third parties	2,933,947	4,350,790	2,010,327
Repayments of borrowings to third parties	(1,333,264)	(526,703)	(475,632)
Proceeds from loan payable with pledged assets			985,929
Repayment of loan payable with pledged assets		(243,200)	(246,482)
Proceeds from PIPE financing		7,000,000
Net cash provided by financing activities	3,098,155	10,595,838	6,369,570
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	(18,161)	13,197	(984,483)
Net increase (decrease) in cash, cash equivalents and restricted cash	254,543	9,419	(856,972)
Cash and cash equivalents and restricted cash, beginning of year	318,001	308,582	1,165,554
Cash and cash equivalents and restricted cash, end of year	572,544	318,001	308,582
Supplemental disclosures of cash flow information
Cash paid for interest		22,876	60,492
Income taxes paid			2,155
Supplemental disclosures of non-cash flow information
Payable for purchase of property, plant and equipment			315,933
Reclassification of mezzanine equity to permanent equity			9,715,267
Right-of-use assets obtained in exchange for lease liabilities	71,751
Unpaid deferred offering cost related with reverse recapitalization		69,190
Net liabilities acquired in the reverse recapitalization		3,433,249
Issuance of consultant shares		9,000,000
Settlement from discontinued operations’ receivable	(323,283)
Cash and cash equivalents, beginning of the year	146,514	756
Restricted cash, beginning of the year	171,487	307,826
Total cash, cash equivalents and restricted cash at beginning of the year	318,001	308,582
Cash and cash equivalents, end of the year	443,678	146,514	756
Restricted cash, end of the year	128,866	171,487	307,826
Total cash, cash equivalents and restricted cash at end of the year	$ 572,544	$ 318,001	$ 308,582